Cash and Cash Equivalents (Details) - Schedule of reconciliation of cash and cash equivalents to statement of cash flows - CLP ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Cash and due from banks:
Cash	[1]	$ 615,842	$ 889,911
Current account with the Central Bank	[1]	641,890	178,429
Deposits in other domestic banks		14,506	75,651
Deposits abroad		1,287,978	1,248,175
Subtotal - Cash and due from banks		2,560,216	2,392,166
Transactions in the course of collection		(719,692)	232,551
Highly liquid financial instruments	[2]	400,014	371,063
Repurchase agreements		34,872	114,466
Total cash and cash equivalents		$ 2,275,410	$ 3,110,246

[1]	Amounts in cash and Central Bank deposits are mandatory reserve deposits for which the Bank must maintain a minimum specified monthly average balance.
[2]	It corresponds to negotiation instruments and investment instruments, whose terms do not exceed three months from the date of acquisition.